CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - Convertible Preferred Stock (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2018 shares
Temporary Equity [Line Items]
Authorized shares | shares	409,351,021	321,346,716	409,351,021
Outstanding shares | shares	175,437,783	191,139,933	175,528,225	186,466,181
Liquidation preference | $	$ 257,947	$ 258,041	$ 258,084
Conversion upon public offering with gross proceeds | $	$ 20,000
Conversion upon consent of percentage of holders	66.00%
No dividends declared	$ 0	$ 0
No dividends paid	$ 0	$ 0
Common stock voting rights per share | Vote	1
Preferred stock voting rights, percentage of votes	65.00%
Series D'
Temporary Equity [Line Items]
Authorized shares | shares	190,000,000	102,000,000	190,000,000
Outstanding shares | shares	105,386,149	78,932,752	105,386,149
Net carrying value | $	$ 129,339	$ 99,588
Liquidation preference | $	$ 161,516	$ 120,972	$ 161,515
Issue price	$ 1.5326
Dividend rate per share	0.1226
Liquidation preference per share	$ 1.5326	$ 1.5326
Series D
Temporary Equity [Line Items]
Authorized shares | shares	87,235,535	87,235,535	87,235,535
Outstanding shares | shares	33,392,701	35,586,652	33,483,143
Net carrying value | $	$ 46,587	$ 49,772
Liquidation preference | $	$ 51,178	$ 54,540	$ 51,316
Issue price	$ 1.5326
Dividend rate per share	0.1226
Liquidation preference per share	$ 1.5326	$ 1.5326
Series C
Temporary Equity [Line Items]
Authorized shares | shares	64,129,209	64,129,209
Outstanding shares | shares	23,298,388	41,305,384
Net carrying value | $	$ 35,293	$ 62,570
Liquidation preference | $	$ 35,514	$ 62,962
Issue price	$ 1.5243
Dividend rate per share	0.1219
Liquidation preference per share	$ 1.5243	$ 1.5243
Series B
Temporary Equity [Line Items]
Authorized shares | shares	36,969,407	36,969,407	36,969,407
Outstanding shares | shares	9,185,302	9,126,596	9,185,302
Net carrying value | $	$ 7,049	$ 7,071
Liquidation preference | $	$ 7,123	$ 7,078	$ 7,123
Issue price	$ 0.7755
Dividend rate per share	0.0620
Liquidation preference per share	$ 0.7755	$ 0.7755
Series A'
Temporary Equity [Line Items]
Authorized shares | shares	30,991,277	30,991,277
Outstanding shares | shares	4,158,503	26,171,809
Net carrying value | $	$ 1,702	$ 11,535
Liquidation preference | $	$ 1,865	$ 11,738
Issue price	$ 0.4485
Dividend rate per share	0.0359
Liquidation preference per share	$ 0.4485	$ 0.4485
Series A
Temporary Equity [Line Items]
Authorized shares | shares	21,288	21,288
Outstanding shares | shares	16,740	16,740
Net carrying value | $	$ 593	$ 593
Liquidation preference | $	$ 751	$ 751
Issue price	$ 0.4485
Dividend rate per share	3.59
Liquidation preference per share	$ 44.85	$ 44.85
Series 1
Temporary Equity [Line Items]
Authorized shares | shares	4,305	4,305
Outstanding shares | shares	2,961	2,961
Issue price	$ 1.00